Label	Element	Value
(ALLSPRING U.S. EQUITY FUNDS) | (Allspring Large Company Value Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, we invest:• at least 80% of the Fund’s net assets in equity securities of large-capitalization companies. • up to 20% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investmentsWe invest principally in equity securities of approximately 30 to 50 U.S. large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $174 million to $3.41 trillion, as of October 31, 2024, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We look for undervalued companies that we believe have the potential for above average capital appreciation with below average risk. Rigorous fundamental research drives our search for companies with favorable reward-to-risk ratios and that possess, a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical investments include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock near its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or we identify a more attractive investment opportunity.
(ALLSPRING U.S. EQUITY FUNDS) | (Allspring Large Company Value Fund) | Focused Portfolio Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.